SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Aug. 05, 2024	Aug. 02, 2024	Mar. 08, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 17, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding				8,838,669	4,649,952		4,649,952
Exercise price				$ 3.53
Warrants to purchase common stock				8,838,717	4,649,952
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued			1,600,000
Warrants description			Base Share Price shall not be less than $3.0625 (50% of the public offering price of the Units sold in the Company’s IPO) (subject to adjustment for reverse and forward stock splits, recapitalizations, and similar transactions).
Exercise price			$ 1.64
Exercise price, reduced			$ 3.0625
Warrants issued			1,600,000
Tradeable Warrant [Member]
Subsequent Event [Line Items]
Warrants issued			1,601,259			73,568
Non-Tradeable Warrant [Member]
Subsequent Event [Line Items]
Warrants issued			2,704,506			73,568
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued			1,600,000
Warrants description			Base Share Price shall not be less than $3.0625 (50% of the public offering price of the Units sold in the Company’s initial public offering) (subject to adjustment for reverse and forward stock splits, recapitalizations and similar transactions).
Exercise price			$ 1.64
Exercise price, reduced			$ 3.0625
Gross proceeds from issuance or sale of equity			$ 2,050,000.00
Warrants issued			1,600,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Institutional Investor [Member]
Subsequent Event [Line Items]
Gross proceeds from issuance or sale of equity		$ 450,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Institutional Investor [Member] | Registered Direct Offering [Member]
Subsequent Event [Line Items]
Number of shares issued		360,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Institutional Investor [Member] | Private Placement Warrants [Member]
Subsequent Event [Line Items]
Exercise price		$ 1.50
Warrants to purchase common stock		450,000
Subsequent Event [Member] | Existing Warrant [Member]
Subsequent Event [Line Items]
Cash		$ 1,302,083
Warrants description	equal to 125% of the shares of Common Stock issued in connection with the exercise of the Existing Warrants
Exercise price	$ 1.64
Exercise price, reduced	$ 1.25
Subsequent Event [Member] | New Warrant [Member]
Subsequent Event [Line Items]
Number of shares issued	1,302,082
Exercise price	$ 1.50
Warrants expire	5 years
Subsequent Event [Member] | Tradeable Warrant [Member]
Subsequent Event [Line Items]
Warrants issued			1,601,258
Subsequent Event [Member] | Non-Tradeable Warrant [Member]
Subsequent Event [Line Items]
Warrants issued			2,704,554
Subsequent Event [Member] | Three Existing Accredited Investors [Member] | Existing Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding		1,041,667